Note 17 - Subsequent Events (Details Textual) CAD / shares in Units, $ in Thousands					2 Months Ended		12 Months Ended
	Jan. 13, 2017 USD ($) shares	Jan. 13, 2017 CAD CAD / shares shares	Jan. 13, 2017 CAD CAD / shares shares	Jan. 11, 2017 CAD CAD / shares shares	Mar. 10, 2017 CAD / shares shares	Mar. 09, 2017 CAD CAD / shares shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period							586,000	347,000
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period						1,228,075
Proceeds from Stock Options Exercised | CAD						CAD 51,450
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period						1,085,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price | CAD / shares						CAD 1.25
Subsequent Event [Member] | Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises or Transformed to Stock Appreciation Rights During the Period					790,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises or Transformed to Stock Appreciation Rights During the Period, Exercise Price | CAD / shares					CAD 0.21
Subsequent Event [Member] | Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises or Transformed to Stock Appreciation Rights During the Period						790,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises or Transformed to Stock Appreciation Rights During the Period, Exercise Price | CAD / shares						CAD 0.30
Subsequent Event [Member] | Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises or Transformed to Stock Appreciation Rights During the Period						50,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises or Transformed to Stock Appreciation Rights During the Period, Exercise Price | CAD / shares						CAD 0.33
Subsequent Event [Member] | Range Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises or Transformed to Stock Appreciation Rights During the Period						50,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises or Transformed to Stock Appreciation Rights During the Period, Exercise Price | CAD / shares						CAD 0.42
Subsequent Event [Member] | Range Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises or Transformed to Stock Appreciation Rights During the Period						1,005,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises or Transformed to Stock Appreciation Rights During the Period, Exercise Price | CAD / shares						CAD 0.56
Subsequent Event [Member] | Private Placement [Member]
Units Issued During Period, Shares, New Issues	18,529,484	18,529,484	1,219,513	17,309,971
Units Issued During Period, Price Per Unit | CAD / shares			CAD 0.41	CAD 0.41
Proceeds from Issuance of Private Placement | CAD		CAD 7,600,000	CAD 500,000	CAD 7,100,000
Equity Units, Number of Common Shares in Each Unit		1	1
Equity Units, Number of Transferable Common Share Purchase Warrants in Each Unit		0.5	0.5
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1	1
Class of Warrant or Right, Exercise Price of Warrants or Rights | CAD / shares		CAD 0.65	CAD 0.65
Class of Warrant or Right, Term	5 years	5 years
Issuance of Units, Hold Period on Securities	121 days	121 days
Payments of Stock Issuance Costs | $	$ 0